Filed Pursuant to Rule 497(e)
                                                       Registration No. 33-79994

                     GABELLI INTERNATIONAL GROWTH FUND, INC.
                                  (THE "FUND")

            SUPPLEMENT DATED JANUARY 10, 2006 TO THE PROSPECTUSES AND
                       STATEMENT OF ADDITIONAL INFORMATION
                             EACH DATED MAY 1, 2005

     Effective December 23, 2005, Gabelli International Growth Fund, Inc. changed its name to GAMCO International Growth Fund, Inc. The Fund's investment objective remains the same, as do all current contractual arrangements.